Taxes - Schedule of Cash Taxes Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income taxes, net of amounts refunded	$ 3,583	$ 2,213	$ 4,432
Employment taxes	1,044	1,066	1,207
Property and other taxes	1,551	1,598	1,737
Total	$ 6,178	$ 4,877	$ 7,376